Note 1 - Basis of Presentation and General Information (Detail) - Charterers that Individually Accounted for More Than 10% of the Company's Voyage and Time Charter Revenues	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Maersk Lines [Member]
Percentage of Revenue by Charterer	11.75%	15.73%	14.95%
Klaveness [Member]
Percentage of Revenue by Charterer	10.71%	13.59%	30.29%
Sun Express [Member]
Percentage of Revenue by Charterer			10.10%